UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Dent Strategic Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
Shares			Market Value

	EXCHANGE TRADED FUNDS - 94.12%
	EQUITY FUNDS - 94.12%
8,217	iShares Dow Jones US Industrial Sector Index Fund		$ 583,900
4,534	iShares Dow Jones US Oil Equipment & Services Index Fund		307,496
10,941	iShares Russell Midcap Value Index Fund		526,919
13,134	iShares S&P North American Natural Resources Sector Index Fund		615,328
10,414	Rydex S&P Equal Weight ETF		525,282
8,769	SPDR S&P Metals & Mining ETF		651,361
5,505	Vanguard Energy ETF		642,599
7,417	Vanguard Mid-Cap ETF		597,439
6,855	Vanguard Small-Cap ETF		541,476
5,953	Vanguard Small-Cap Growth ETF		513,744
	TOTAL EXCHANGE TRADED FUNDS		5,505,544
	( Cost - $5,124,196)

	SHORT-TERM INVESTMENTS - 6.01%
351,705	HighMark US Treasury Money Market Fund, 0.00%**		351,705
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $351,705)

	TOTAL INVESTMENTS - 100.13%		$ 5,857,249
	( Cost - $5,475,901)
	OTHER LIABILITIES LESS ASSETS - (0.13%)		(7,459)
	NET ASSETS - 100.00%		$ 5,849,790

**Money market fund; rate represents seven-day effective yield on March 31, 2011.

(a) At March 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
		Unrealized Appreciation:	$ 381,348
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 381,348

Dent Strategic Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,505,544	$ -	$ -	$ 5,505,544
Money Market Funds	351,705	-	-	351,705
Total	$ 5,857,249	$ -	$ -	$ 5,857,249

The Portfolio did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dent Strategic Portfolio

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

5/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

 5/18/11

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

5/18/11